SUMMARY PROSPECTUS CORE BOND FUND

May 1, 2011, as supplemented through August 1, 2011

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. If you invest through Northwestern Mutual, you can find the Fund’s Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at http://hosted.rightprospectus.com/RIF/. Otherwise, you can find the Fund’s Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at http://hosted.rightprospectus.com/RIF/AllFunds.aspx. You can also get this information at no cost by calling 1-800-290-2604 or by sending an e-mail to: RussellProspectuses@RRD.com. For other information please call 1-800-787-7354. The Fund’s Prospectus and SAI, both dated May 1, 2011, as supplemented through August 1, 2011, and the Fund’s most recent annual report, dated December 31, 2010, are all incorporated by reference into this Summary Prospectus.

Ticker:         RIFDX

Investment Objective (Non-Fundamental)

The Fund seeks to provide current income, and as a secondary objective, capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses. Please refer to your account or policy documents for a description of those fees and expenses. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

Advisory Fee	0.55%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.76%
Less Fee Waivers and Expense Reimbursements	(0.07)%
Net Annual Fund Operating Expenses	0.69%

#	“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” for the Fund have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests.
Until April 30, 2012, RIMCo has contractually agreed to waive 0.07% of its 0.55% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same (taking into account fee waivers/reimbursements in year 1 only). This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would have been higher. Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$71	$236	$416	$938

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 195% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies of the Fund

The Fund invests primarily in bonds. The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or “junk bonds”). The Fund invests a significant portion of its assets in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government and, to a lesser extent by non-U.S. governments, or by their respective agencies and instrumentalities and (4) asset-backed securities. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. A majority of the Fund’s assets are U.S. dollar denominated but the Fund also invests in non-U.S. debt securities, including emerging market debt securities. The Fund may also invest in derivatives as a substitute for holding securities directly, for hedging purposes, to take certain short positions or to adjust the Fund’s interest rate sensitivity or duration. The Fund may invest in futures, options, when-issued securities, forward foreign currency contracts, swaps, swaptions, credit derivatives and STRIPS. A portion of the Fund’s net assets may be illiquid. The duration of the Fund’s portfolio typically ranges within 20% of the duration of the Barclays Capital U.S. Aggregate Bond Index, but may vary up to 35% from the Index’s duration. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company (“RIMCo”). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

Principal Risks of Investing in the Fund

An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

•

Active Security Selection. The securities selected for the portfolio may decline in value. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.

•

Multi-Manager Approach. The investment styles employed by the money managers may not be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.

•	Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes.

•

Non-Investment Grade Fixed Income Securities (High Yield or “Junk Bonds”). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.

•	Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk and price depreciation risk.

•

Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.

•

Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.

•

Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.

•

Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.

•

Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

•	Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.

•

Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.

•	Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.

•

Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

•

Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.

•

Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

•	Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

•	Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

•

Large Redemptions and Subscriptions. The Fund is used as an investment for certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions in fixed income funds may result in a lower yield for those funds. Likewise, if interest rates are decreasing, large subscription activity may result in a lower yield.

Please refer to the “Risks” section in the Fund’s Prospectus for further information.

Performance

The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.

The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the index returns that measure broad market performance. Index returns do not reflect deductions for fees, expenses or taxes. Index returns do not include fair valuation adjustments which may be included in fund returns.

Past performance is no indication of future results.

Calendar Year Total Returns

Highest Quarterly Return: 7.05% (3Q/09) Lowest Quarterly Return: (3.63)% (3Q/08)

Average annual total returns for the periods ended December 31, 2010	1 Year	5 Years	10 Years
Core Bond Fund	10.02%	6.45%	6.12%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%

Management

Investment Adviser

The Fund’s investment adviser is RIMCo. Unlike most investment companies that have a single organization that acts as investment adviser, the Fund divides responsibility for investment advice between RIMCo and a number of unaffiliated money managers. The money managers for the Fund are:

•Goldman Sachs Asset Management, L.P.	•Pacific Investment Management Company LLC
•Metropolitan West Asset Management, LLC

Portfolio Manager

Keith Brakebill has primary responsibility for the management of the Fund. Mr. Brakebill has been a Portfolio Manager since August 2011.

Additional Information

Purchase of Fund Shares

Each insurance company (“Insurance Company”) places orders for its accounts (“Separate Account”) which hold the interests of each variable insurance product (“Policy”) owner based on, among other things, the amount of premium payments to be invested pursuant to such Policies. Individuals may not place orders directly with Russell Investment Funds (“RIF”) or the Funds. See the prospectus of the Separate Account and Policies of the Insurance Company for more information on the purchase of Fund Shares and with respect to the availability for investment in specific Funds. The Funds do not issue share certificates. Any minimum or subsequent investment requirements are governed by the applicable Policy through which you invest.

For more information about how to purchase Shares, please see Additional Information About Purchase of Fund Shares in the Funds’ Prospectus.

Redemption of Fund Shares

Shares may be redeemed at any time by Insurance Companies on behalf of their Separate Accounts or their general accounts. Individuals may not place redemption orders directly with RIF or the Funds. Redemption requests for Fund shares are based on premiums and transaction requests represented to the Funds by each Insurance Company as having been received prior to 4:00 p.m., Eastern Time or the close of the NYSE, whichever is earlier on any business day of the Funds.

For more information about how to redeem Shares, please see Additional Information About Redemption of Fund Shares in the Funds’ Prospectus.

Taxes

Provided that the Funds and Separate Accounts of Insurance Companies investing in the Funds satisfy applicable tax requirements, the Funds will not be subject to federal tax. Special tax rules apply to Insurance Companies, variable annuity contracts and variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the Policies and the holders thereof, see the discussion regarding “Federal Tax Considerations” included in the prospectus for the Policies.

For more information about Taxes, please see Additional Information About Taxes in the Funds’ Prospectus.

Servicing Arrangements

Some Insurance Companies have entered into arrangements with Russell Fund Services Company (“RFSC”) and/or Russell Financial Services, Inc. (the “Distributor”) pursuant to which they may receive compensation from RFSC and/or the Distributor, from RFSC’s and/or the Distributor’s own resources, for administrative and/or other services provided by those Insurance Companies. These payments may create a conflict of interest by influencing the Insurance Company and your salesperson to recommend the Funds or a Fund over another investment or by influencing an Insurance Company’s decision to include the Funds as an underlying investment option in its Policy. Ask your salesperson or visit your Insurance Company’s web site for more information.

36-08-284 (0811)